Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Calculation of Basic and Diluted Net Loss Per Share [Abstract]
Diluted weighted-average shares outstanding	50,578,134	44,110,188	34,243,265
Diluted loss per share	$ (0.67)	$ (0.32)	$ (0.42)